SCHEDULE OF FUTURE AMORTIZATION EXPENSES FOR DISTRIBUTION CHANNELS (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2022 (remaining)	$ 190,559
2022	762,238	$ 847,351
2023	509,986	847,351
2025	5,484	564,901
2026	5,484
Thereafter
Total	$ 1,475,000	$ 2,259,603